Fair Value Measurements	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 8 — Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account - money market funds	$345,006,739	$—	$—
Liabilities:
Derivative warrant liabilities - Public warrants	$10,350,000	$—	$—
Derivative warrant liabilities - Private placement warrants	$—	$—	$5,340,000

Total	$10,350,000	$—	$5,340,000

As of December 31, 2020, there were no assets or liabilities that are measured at fair value on a recurring basis.
Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. In the three and six months ended June 30, 2021, the estimated fair value of Public Warrants transferred from a Level 3 measurement to a Level 1 measurement as the Public Warrants were separately listed in trading beginning in April 2021.
Level 1 instruments include investments in money market funds invested in government securities and Public Warrants. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.
The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model. Subsequent to the separate listing and trading of the Public Warrants the fair value of the Public Warrants has been measured based on the observable listed prices for such warrants and the fair value of the Private Warrants are measured using a
Black-Scholes
Option Pricing Model. For the three and six months ended June 30, 2021, the Company recognized a non-cash loss
resulting from an increase in the fair value of liabilities of approximately $2.0 million and $2.5 million, respectively, presented as change in fair value of derivative liabilities on the accompanying unaudited condensed statement of operations.
The estimated fair value of the Private Placement Warrants and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Monte Carlo simulation and the Black-Scholes Option Pricing Model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary share warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s ordinary shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the
U.S. Treasury zero-coupon yield
curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates for the warrants:

	Initial Measurement	March 31, 2021	June 30, 2021
Exercise price	$11.50	$11.50	$11.50
Stock price	$9.75	$9.78	$9.71
Volatility	16.0%	16.0%	18.4%
Term (years)	5.33	5.33	5.51
Risk-free rate	0.94%	1.10%	0.96%
The change in the fair value of the derivative liabilities utilizing Level 3 measurements for the three and six months ended June 30, 2021 is summarized as follows:

Derivative liabilities at January 1, 2021	$—
Issuance of Public Warrants - Level 3	8,711,250
Issuance of Private Warrants - Level 3	4,494,500
Change in fair value of derivative liabilities - Level 3	523,000

Derivative liabilities at March 31, 2021 - Level 3	$13,728,750
Transfer of Public Warrants to Level 1 Measurement	(9,056,250)
Change in fair value of derivative liabilities - Level 3	667,500

Derivative liabilities at June 30, 2021 - Level 3	$5,340,000